UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

  /s/ Warner Griswold     Newport Beach, CA     January 07, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $100,141 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAMPUS CMNTYS INC     COM              024835100     1481    32100 SH       SOLE                    32100        0        0
AMERICAN TOWER CORP NEW        COM              03027X100     2295    29700 SH       SOLE                    29700        0        0
AVALONBAY CMNTYS INC           COM              053484101     4935    36400 SH       SOLE                    36400        0        0
BIOMED REALTY TRUST INC        COM              09063H107     1649    85300 SH       SOLE                    85300        0        0
BOSTON PROPERTIES INC          COM              101121101     5994    56650 SH       SOLE                    56650        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     1794    26300 SH       SOLE                    26300        0        0
DIAMONDROCK HOSPITALITY CO     COM              252784301      694    77100 SH       SOLE                    77100        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      855    12700 SH       SOLE                    12700        0        0
EQUITY ONE                     COM              294752100      920    43800 SH       SOLE                    43800        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     6007   106000 SH       SOLE                   106000        0        0
EXTRA SPACE STORAGE INC        COM              30225T102      968    26600 SH       SOLE                    26600        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     5149    49500 SH       SOLE                    49500        0        0
GLIMCHER RLTY TR               SH BEN INT       379302102      512    46200 SH       SOLE                    46200        0        0
HCP INC                        COM              40414L109     9393   208000 SH       SOLE                   208000        0        0
HEALTH CARE REIT INC           COM              42217K106     7122   116200 SH       SOLE                   116200        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     4641   296200 SH       SOLE                   296200        0        0
KILROY RLTY CORP               COM              49427F108     1303    27500 SH       SOLE                    27500        0        0
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108      881    34700 SH       SOLE                    34700        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     5290   147800 SH       SOLE                   147800        0        0
POST PPTYS INC                 COM              737464107      894    17900 SH       SOLE                    17900        0        0
PS BUSINESS PKS INC CALIF      COM              69360J107     1599    24600 SH       SOLE                    24600        0        0
PUBLIC STORAGE                 COM              74460D109     5436    37500 SH       SOLE                    37500        0        0
REGENCY CTRS CORP              COM              758849103     3265    69300 SH       SOLE                    69300        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    15967   101000 SH       SOLE                   101000        0        0
SL GREEN RLTY CORP             COM              78440X101     2591    33800 SH       SOLE                    33800        0        0
TAUBMAN CTRS INC               COM              876664103     1543    19600 SH       SOLE                    19600        0        0
UDR INC                        COM              902653104     1926    81000 SH       SOLE                    81000        0        0
VORNADO RLTY TR                SH BEN INT       929042109     5037    62900 SH       SOLE                    62900        0        0